FAIR VALUE MEASUREMENTS (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance		$ 259,881	$ 424,637
Conversion of warrants to common stock			(2,031)
Issuance of convertible notes		8,582,295	4,044,349
Reclass to additional paid in capital		(2,711,816)
Change in fair value		(271,190)	(4,207,074)
Balance		5,859,170	259,881
Balance		26,893
Balance	409,000	5,859,170	26,893
Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance		232,988	283,931
Conversion of warrants to common stock			(2,031)
Issuance of convertible notes		0	0
Reclass to additional paid in capital		0
Change in fair value		(232,988)	(48,912)
Balance		0	232,988
Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	5,859,170	26,893	140,706
Conversion of warrants to common stock			0
Issuance of convertible notes		8,582,295	4,044,349
Reclass to additional paid in capital		(2,711,816)
Change in fair value	(666,000)	(38,202)	(4,158,162)
Balance		5,859,170	26,893
Balance	5,859,000
Conversion of 8% senior convertible debentures to common stock (1)	(4,784,000) [1]
Balance	$ 409,000	$ 5,859,000

[1]	The $4,784 was included with the debt discount in the statement of equity as result of the conversions of the convertible debt.